Equity - Movement in own shares (Details) - GBP (£) £ in Millions, shares in Millions	6 Months Ended	12 Months Ended
	Jan. 31, 2020	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of classes of share capital [line items]
Beginning balance		£ (10,156)	£ (11,713)	£ (12,028)
Ending balance		£ (8,440)	£ (10,156)	£ (11,713)
Own shares
Disclosure of classes of share capital [line items]
Beginning balance (in shares)		232	238	241
Beginning balance		£ 2,026	£ 2,144	£ 2,176
Ending balance (in shares)		227	232	238
Ending balance		£ 1,936	£ 2,026	£ 2,144
Own shares | Share trust arrangements
Disclosure of classes of share capital [line items]
Increase (decrease) due to share based payment transactions (in shares)		(1)	(1)	(1)
Increase (decrease) due to share based payment transactions		£ (7)	£ (14)	£ (9)
Own shares | Share plans
Disclosure of classes of share capital [line items]
Increase (decrease) due to share based payment transactions (in shares)		(4)	(5)	(4)
Increase (decrease) due to share based payment transactions		£ (83)	£ (104)	£ (89)
Number of shares purchased (in shares)				2
Shares purchased				£ 66
Own shares | Share buy- back programme
Disclosure of classes of share capital [line items]
Number of shares purchased (in shares)		39	95	59
Shares purchased	£ 1,250	£ 1,282	£ 2,775	£ 1,507
Shares cancelled (in shares)		(39)	(95)	(59)
Shares cancelled		£ (1,282)	£ (2,775)	£ (1,507)